Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Revenue	$ 3,594,997	$ 964,265	$ 8,381,274	$ 6,366,154
Cost of sales	638,178	178,632	1,064,039	3,912,743
Gross profit	2,956,819	785,633	7,317,235	2,453,411
Operating expenses
General & administrative expenses	367,194	248,779	1,411,945	652,836
Total operating expenses	367,194	248,779	1,411,945	652,836
Income from operations	2,589,625	536,854	5,905,290	1,800,575
Other (income) expense
Finance costs	(1,718)	(977)	(5,426)	(951)
Gain from disposition of subsidiaries				33,165
Other income, net	52,406	9,784	9,849	40,792
Total other income	50,688	8,807	4,423	73,006
Income before income taxes	2,640,313	545,661	5,909,713	1,873,581
Current income tax expense	444,008	86,281	1,086,375	309,043
Net income	$ 2,196,305	$ 459,380	4,823,338	1,564,538
Other comprehensive income
Currency translation adjustment				(1,670)
Total comprehensive income			$ 4,823,338	$ 1,562,868
Earnings per share of common stock:
Basic earnings per share (in Dollars per share)	$ 0.26	$ 0.05	$ 0.56	$ 0.18
Diluted earnings per share (in Dollars per share)	$ 0.26	$ 0.05	$ 0.56	$ 0.18
Preferred Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	6,545,386	545,386	3,405,660	545,386
Weighted average diluted shares outstanding (in Shares)	6,545,386	545,386	3,405,660	545,386
Common Stock
Other (income) expense
Net income
Weighted average basic & diluted shares outstanding:
Weighted average basic shares outstanding (in Shares)	8,575,547	8,575,547	8,575,547	8,575,547
Weighted average diluted shares outstanding (in Shares)	8,575,547	8,575,547	8,575,547	8,575,547